10. SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Note 10. SEGMENT INFORMATION

The Company operates in one business segment being the exploration of mineral property interests.

Geographic information is as follows:

	December 31, 2013	December 31, 2012

Identifiable assets
USA	$49,405,542	$58,094,222
Canada	45,822,245	3,953,053
Australia	1,642,736	1,487,117
Mongolia	504,408	613,723
Other	20,174	25,415
	$97,395,105	$64,173,530